Operations and Summary of Significant Accounting Policies - Accrued Expense and Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Operations and Summary of Significant Accounting Policies [Abstract]
Reserve for volume discounts and sales incentives	$ 318.9	$ 252.1
Warranty reserves	212.7	179.0
Accrued employee compensation and benefits	220.1	168.2
Accrued taxes	139.0	115.2
Other	189.9	168.6
Accrued Liabilities	1,080.6	883.1
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserves, beginning of period	199.5	181.6	183.4
Product Warranty Accrual, Additions from Business Acquisition	7.2	0	0
Product Warranty Accrual, Warranties Issued	195.1	163.7	141.6
Product Warranty Accrual, Payments	(152.6)	(140.1)	(150.9)
Product Warranty Accrual, Currency Translation, Increase (Decrease)	(8.7)	(5.7)	7.5
Warranty reserves, end of period	240.5	199.5	181.6
Standard Product Warranty Period Minimum	1
Standard Product Warranty Period Maximum	4
Standard Product Warranty Accrual, Noncurrent	$ 27.8	$ 20.5